SHARE BASED COMPENSATION - Fair value of employee share options (Details) - 2019 Plan - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SHARE BASED COMPENSATION
Risk-free interest rate	0.82%	2.79%
Expected volatility	74.37%	41.06%
Expected dividend yield	0.00%	0.00%
Exercise multiple	$ 2.20	$ 2.80
Expected post-vesting forfeiture rate	0.00%	0.00%
Fair value of share option	$ 0.6323	$ 0.5448